Intangible Assets (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Gross carrying amount of other intangible assets	$ 72,300,000
Intangible assets accumulated amortization	46,100,000
Estimated aggregate amortization expense, Year 2016	5,200,000
Estimated aggregate amortization expense, Year 2017	4,900,000
Estimated aggregate amortization expense, Year 2018	4,700,000
Estimated aggregate amortization expense, Year 2019	4,500,000
Estimated aggregate amortization expense, Year 2020	1,700,000
Goodwill [Line Items]
Goodwill	191,307,000	$ 145,932,000	$ 141,943,000	$ 134,242,000
Non Strategic [Member]
Goodwill [Line Items]
Gross goodwill	200,000,000
Accumulated impairments	114,100,000
Accumulated divestiture related write-offs	85,900,000
Goodwill	$ 0